(LOGO)
                                    YACKTMAN
                                      FUNDS

                           -------------------------
                                  ANNUAL REPORT
                            -------------------------
                                December 31, 2000
------------------------------------------------------------------------------

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

THE YACKTMAN FUNDS, INC.
------------------------------------------------------------------------------
MESSAGE TO SHAREHOLDERS
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Dear Fellow Shareholder:

(PHOTO)

   During the fourth quarter of 2000, The Yacktman Fund's performance was +12.1% and The Yacktman Focused Fund's +8.6% while the S&P 500(R) Index was -7.8%, as economists started becoming increasingly concerned about an economic recession. With rising energy prices acting like a tax increase on consumers, it has become more difficult for them to sustain their spending on non-energy products and services. In this environment we are seeing the first glimpses of a shift back to value investing and away from the casino mentality that had permeated the stock market until March, 2000. Many of the large companies with supposedly high growth rates and selling at very high P/E ratios have started coming back down to earth. Yet, even with the pain suffered by tech-heavy Nasdaq investors, the Nasdaq Composite still sells at close to 100 times earnings and the S&P 500 is almost 23 times earnings. The Yacktman Funds, by comparison, are roughly at 10 times earnings or less than half the S&P 500. Thus, we feel well positioned to take advantage of the current environment.

--------------------------------------------------------------------------------
                                        THE        DISCOUNT
                                      YACKTMAN      FROM THE
                          S&P 500       FUND        S&P 500
TIME                      PRICE/       PRICE/       PRICE/
PERIOD                   EARNINGS     EARNINGS     EARNINGS
--------------------------------------------------------------------------------

December, 1997               19.0         14.7         22%
December, 1998               26.4         13.7         48%
December, 1999               29.1         10.6         64%
December, 2000               22.7         10.4         54%
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          THE        DISCOUNT
                                        YACKTMAN     FROM THE
                            S&P 500   FOCUSED FUND    S&P 500
TIME                        PRICE/       PRICE/       PRICE/
PERIOD                     EARNINGS     EARNINGS     EARNINGS
--------------------------------------------------------------------------------

December, 1997               19.0         14.2         25%
December, 1998               26.4         13.1         50%
December, 1999               29.1         9.8          66%
December, 2000               22.7         9.6          58%
--------------------------------------------------------------------------------

The estimated earnings used to create the above P/E ratios were provided by commercial estimates when available, or by internal estimates.

   Let me again emphasize that our strategy has remained the same for many years -- buy inexpensive, solid, very profitable businesses that have consistently rising cash earnings and thus the ability to pay steadily rising dividends or to make investments that can accelerate rising cash earnings.

   Moreover, we are committed to having a consistent, logical investment process yesterday, today and tomorrow. Also, since we want to own these businesses for long periods of time, our portfolio turnover rate will continue to be very low. While we are not perfect in executing the strategy, our overall batting average remains high. However, when other strategies perform well we will probably look dumber than we really are. Conversely, when everything goes our way, we can look smarter than we really are.

   We continue to avoid trying to predict the level of the stock market, interest rates or the economy. Instead, we spend our time trying to identify good businesses, with good managements, selling at good prices relative to what we perceive they are worth. Buying what are currently the most popular stocks may make for interesting social conversation, but we don't feel it provides the best long-run investment returns.

------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   We believe the future looks well for us and we appreciate those investors who have stayed with us through what turned out to be a very difficult period. We also want to welcome aboard those who purchased the Funds in 2000. We are excited about the prospects for our portfolios and look forward to a rewarding future.

Sincerely,

/S/Donald A. Yacktman

Donald A. Yacktman
President

THE YACKTMAN FUND AVERAGE ANNUAL RETURNS
------------------------------------------
  One Year (1/1/00 - 12/31/00)       13.5%
  Five Years (1/1/96 - 12/31/00)      7.2%
  Since Inception (7/6/92)            8.3%

The chart assumes an initial gross investment of $10,000 made on 7/6/92 (inception).

                          The                        S&P
                        Yacktman                     500
Date                      Fund                   Stock Index <F1>

7/5/92                   10,000                     10,000
12/31/92                 10,435                     10,679
12/31/93                  9,774                     11,756
12/31/94                 10,544                     11,911
12/31/95                 13,348                     16,387
12/31/96                 17,002                     20,150
12/31/97                 20,399                     26,873
12/31/98                 20,194                     34,552
12/31/99                 16,284                     41,823
12/31/00                 19,114                     38,015

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND AVERAGE ANNUAL RETURNS
------------------------------------------------
  One Year (1/1/00 - 12/31/00)        6.6%
  Since Inception (5/1/97)            0.1%

The chart assumes an initial gross investment of $10,000 made on 5/1/97 (inception).


                          The                        S&P
                        Yacktman                     500
Date                  Focused Fund              Stock Index <F1>

5/1/97                   10,000                     10,000
12/31/97                 11,580                     12,256
12/31/98                 11,733                     15,759
12/31/99                  8,732                     19,075
12/31/00                  9,908                     17,338

<F1> The S&P 500 is an unmanaged but commonly used measure of common stock total return performance.

Returns shown include the reinvestment of all dividends. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

THE YACKTMAN FUND
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
December 31, 2000

--------------------------------------------------------------------------------
                                      PERCENTAGE OF
                                       NET ASSETS
--------------------------------------------------------------------------------
 Philip Morris Cos., Inc.                13.2%
 Department 56, Inc.                     11.5%
 Dentsply International, Inc.            10.7%
 Franklin Covey Co.                       6.8%
 Lancaster Colony Corp.                   6.3%
 Bandag, Inc., Class A                    4.8%
 Block H&R, Inc.                          4.7%
 First Data Corp.                         4.2%
 First Health Group Corp.                 4.0%
 Tupperware Corp.                         4.0%
                                         ----
 TOTAL                                   70.2%
--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES
For the Six Months Ended December 31, 2000
--------------------------------------------------------------------------------
                                                    NET SHARES      CURRENT
NEW PURCHASES                                        PURCHASED    SHARES HELD
--------------------------------------------------------------------------------

DELUXE CORP.
Provides risk management, electronic
transaction services and paper payments
to the financial services and retail
industries                                            30,000          30,000

HOSPITALITY PROPERTIES TRUST
A real estate investment trust which
acquires, owns and leases hotel prop-
erties throughout the U.S.                             50,000          50,000

LANCASTER COLONY CORP.
Manufactures automobile products,
specialty foods, glassware and candles               157,300         157,300

RUSS BERRIE & CO., INC
Designs, develops and distributes
seasonal and everyday gift products
to retail stores worldwide                           100,000         100,000

WASTE MANAGEMENT, INC
Provides waste management services,
disposal services, hazardous waste man-
agement and operates waste-to-energy
facilities                                            60,000          60,000

--------------------------------------------------------------------------------
                                                    NET SHARES      CURRENT
PURCHASES                                           PURCHASED    SHARES HELD
--------------------------------------------------------------------------------
Clorox Co.                                             8,000          68,000

Gartner Group Inc., Class B                          100,000         220,000

Jenny Craig, Inc.                                     30,000         580,000

Servicemaster Co.                                     30,000          80,000

Tupperware Corp.                                       5,000         135,000

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES (Cont'd.)
For the Six Months Ended December 31, 2000
--------------------------------------------------------------------------------

                                                    NET SHARES     CURRENT
SALES                                                  SOLD      SHARES HELD
------------------------------------------------------------------------------
Bandag, Inc., Class A                                 10,000         100,000

Block H&R, Inc.                                       10,000          80,000

Dentsply International, Inc.                         125,000         190,000

Department 56, Inc.                                   50,000         700,000

First Health Group Corp.                              10,000          60,000

Franklin Covey Co.                                    20,000         630,000

K-Swiss Inc., Class A                                 70,000          90,000

Philip Morris Cos., Inc.                             120,000         210,000

United Asset Management Corp.                        110,000               -

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2000

--------------------------------------------------------------------------------

                                                      NUMBER
                                                    OF SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 93.8%


APPAREL/SHOES - 3.2%
K-Swiss, Inc., Class A                                90,000     $ 2,250,000
                                                                 -----------

CONSUMER GOODS - 6.3%
Lancaster Colony Corp.                               157,300       4,414,231
                                                                 -----------

EDUCATIONAL SERVICES - 6.8%
Franklin Covey Co.<F1>                               630,000       4,725,000
                                                                 -----------

FINANCIAL SERVICES - 5.2%
Deluxe Corp.                                          30,000         758,100
First Data Corp.                                      55,000       2,897,813
                                                                 -----------
                                                                   3,655,913
                                                                 -----------

FOOD/TOBACCO - 13.2%
Philip Morris Cos., Inc.                             210,000       9,240,000
                                                                 -----------

HOME FURNISHINGS - 14.6%
Department 56, Inc.<F1><F2>                          700,000       8,050,000
Russ Berrie & Co., Inc.                              100,000       2,112,500
                                                                 -----------
                                                                  10,162,500
                                                                 -----------

HOUSEHOLD PRODUCTS - 7.4%
Clorox Co.                                            68,000       2,414,000
Tupperware Corp.                                     135,000       2,759,062
                                                                 -----------
                                                                   5,173,062
                                                                 -----------

MEDICAL SERVICES - 4.0%
First Health Group Corp.<F1>                          60,000       2,793,750
                                                                 -----------

MEDICAL SUPPLIES - 10.7%
Dentsply International, Inc.                         190,000       7,433,750
                                                                 -----------

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Hospitality Properties Trust                          50,000       1,131,250
                                                                 -----------

RETAILING - 1.7%
Intimate Brands, Inc.                                 80,000       1,200,000
                                                                 -----------

SERVICES - 14.3%
Block H&R, Inc.                                       80,000       3,310,000
Gartner Group, Inc., Class B<F1>                     220,000       1,394,800
Jenny Craig, Inc.<F1>                                580,000         797,500
Servicemaster Co.                                     80,000         920,000

------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Cont'd.)
December 31, 2000
--------------------------------------------------------------------------------

                                                      NUMBER
                                                    OF SHARES       VALUE
--------------------------------------------------------------------------------
SERVICES - 14.3% (CONT'D.)
Vlassis Communications, Inc.<F1>                      60,000     $ 1,893,750
Waste Management, Inc.                                60,000       1,665,000
                                                                 -----------
                                                                   9,981,050
                                                                 -----------

TIRES AND RUBBER - 4.8%
Bandag, Inc., Class A                                100,000       3,350,000
                                                                 -----------

Total Common Stocks
   (cost $62,770,766)                                             65,510,506
                                                                 -----------

------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT           VALUE
------------------------------------------------------------------------------

COMMERCIAL PAPER - 2.9%

Galaxy Funding, Inc.,
6.45%, 1/2/01                                     $2,000,000       2,000,000
                                                                 -----------

Total Commercial Paper
   (cost $2,000,000)                                               2,000,000
                                                                 -----------

DEMAND NOTES
(VARIABLE RATE) - 4.3%

American Family Financial Services, 6.24%            995,424         995,424
Firstar Corp., 6.32%                               1,427,220       1,427,220
Sara Lee Corp., 6.25%                                  7,956           7,956
Wisconsin Corp. Central Credit Union, 6.32%          566,858         566,858
Wisconsin Electric Power Co., 6.24%                    2,976           2,976
                                                                 -----------

Total Demand Notes
   (cost $3,000,434)                                               3,000,434
                                                                 -----------

Total Investments - 101.0%
   (cost $67,771,200)                                             70,510,940

Liabilities less Other Assets - (1.0)%                             (710,515)
                                                                 -----------

Net Assets - 100.0% (equivalent to
   $9.80 per share based on 7,119,801
   shares outstanding)                                           $69,800,425
                                                                 ===========

<F1> NON-INCOME PRODUCING
<F2> AFFILIATED COMPANY - SEE NOTE 5

See notes to financial statements

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

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES
For the Six Months Ended December 31, 2000
--------------------------------------------------------------------------------

                                                    NET SHARES      CURRENT
NEW PURCHASE                                         PURCHASED    SHARES HELD
--------------------------------------------------------------------------------
Lancaster Colony Corp.                                15,000          15,000

--------------------------------------------------------------------------------
                                                    NET SHARES      CURRENT
PURCHASES                                           PURCHASED     SHARES HELD
--------------------------------------------------------------------------------
Bandag, Inc., Class A                                    800           4,500

Clorox Co.                                            10,000          10,000

Department 56, Inc.                                   48,100         141,100


------------------------------------------------------------------------------
                                                   NET SHARES      CURRENT
SALES                                                  SOLD       SHARES HELD
------------------------------------------------------------------------------
Block H&R, Inc.                                        1,000           8,000

Dentsply International, Inc.                           2,500           9,000

First Health Group Corp.                               1,000           7,000

Franklin Covey Co.                                     5,500          74,500

Intimate Brands, Inc.                                  3,000          11,000

K-Swiss, Inc., Class A                                 9,000          11,000

Philip Morris Cos., Inc.                              14,000          21,000

United Asset Management Corp.                         10,000               -

--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2000
--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 80.3%


APPAREL/SHOES - 3.6%
K-Swiss, Inc., Class A                                11,000      $  275,000
                                                                 -----------

CONSUMER GOODS - 5.5%
Lancaster Colony Corp.                                15,000         420,937
                                                                 -----------

EDUCATIONAL SERVICES - 7.3%
Franklin Covey Co.<F1>                                74,500         558,750
                                                                 -----------

FINANCIAL SERVICES - 4.2%
First Data Corp.                                       6,000         316,125
                                                                 -----------

FOOD/TOBACCO - 12.1%
Philip Morris Cos., Inc.                               21,000        924,000
                                                                 -----------

HOME FURNISHINGS - 21.3%
Department 56, Inc.<F1>                              141,100       1,622,650
                                                                 -----------

HOUSEHOLD PRODUCTS - 4.7%
Clorox Co.                                            10,000         355,000
                                                                 -----------

MEDICAL SERVICES - 4.3%
First Health Group Corp.<F1>                           7,000         325,938
                                                                 -----------

MEDICAL SUPPLIES - 4.6%
Dentsply International, Inc.                           9,000         352,125
                                                                 -----------

RETAILING - 2.2%
Intimate Brands, Inc.                                 11,000         165,000
                                                                 -----------

SERVICES - 8.5%
Block H&R, Inc.                                        8,000         331,000
Gartner Group, Inc., Class B<F1>                      22,000         139,480
Servicemaster Co.                                     15,000         172,500
                                                                 -----------
                                                                     642,980
                                                                 -----------

TIRES & RUBBER - 2.0%
Bandag, Inc., Class A                                  4,500         150,750
                                                                 -----------

Total Common Stocks
   (cost $6,295,542)                                               6,109,255
                                                                 -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      NUMBER
                                                     OF SHARES       VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK - 3.0%

Franklin Covey Co., Series A<F2>                       2,250     $   225,000
                                                                 -----------

Total Preferred Stock
   (cost $225,000)                                                   225,000
                                                                 -----------

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                      AMOUNT          VALUE
--------------------------------------------------------------------------------
DEMAND NOTES
(VARIABLE RATE) - 12.9%

American Family Financial Services, 6.24%           $217,667         217,667
Firstar Corp., 6.32%                                 310,029         310,029
Sara Lee Corp., 6.25%                                 18,103          18,103
Wisconsin Corp. Central Credit Union, 6.32%          313,582         313,582
Wisconsin Electric Power Co., 6.24%                  121,349        121,349
                                                                 -----------

Total Demand Notes
   (cost $980,730)                                                   980,730
                                                                 -----------

--------------------------------------------------------------------------------
                                                       NUMBER
                                                   OF CONTRACTS        VALUE
--------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.0%

Department 56, Inc.
Expiring March 2001 @ $10.00                              20           1,188

Total Put Options Purchased
   (cost $665)                                                         1,188
                                                                 -----------

Total Investments - 96.2%
   (cost $7,501,937)                                               7,316,173

Other Assets less Liabilities - 3.8%                                 290,142
                                                                 -----------

Net Assets - 100.0% (equivalent to $9.40
   per share based on 809,288 shares outstanding)                 $7,606,315
                                                                 ===========


<F1> NON-INCOME PRODUCING
<F2> ILLIQUID SECURITY. THIS SECURITY IS VALUED AT FAIR VALUE, WHICH AT
     DECEMBER 31, 2000 IS EQUAL TO COST.

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2000
--------------------------------------------------------------------------------
                                                THE YACKTMAN    THE YACKTMAN
                                                     FUND       FOCUSED FUND
--------------------------------------------------------------------------------
ASSETS:
   Investments at value
     Nonaffiliated issuers
      (cost $54,272,400,
      and $7,501,937,
      respectively)                              $62,460,940      $7,316,173
     Affiliated issuers
      (cost $13,498,800, and
      $0, respectively)                            8,050,000               -
   Short-term investments of
     collateral received for
     securities loaned                             1,178,000       1,209,000
   Receivable for securities sold                          -         301,004
   Receivable for fund shares issued                 424,341           1,563
   Dividends and interest receivable                 263,514          24,896
   Prepaid expenses                                   17,061          10,791
                                                  ----------       ---------
      Total Assets                                72,393,856       8,863,427
                                                  ----------       ---------
LIABILITIES:
   Payable for fund shares redeemed                1,279,214          15,094
   Collateral for securities loaned                1,178,000       1,209,000
   Accrued investment advisory fees                   40,554           3,303
   Dividend payable                                    5,562               -
   Payable for put options
     purchased, not yet settled                            -             665
   Other accrued expenses                             90,101          29,050
                                                  ----------       ---------
      Total Liabilities                            2,593,431       1,257,112
                                                  ----------       ---------
NET ASSETS                                       $69,800,425      $7,606,315
                                                 ===========      ==========
NET ASSETS CONSIST OF:
   Capital stock                               $  66,961,871   $  12,230,408
   Undistributed net investment
     income                                            8,706               -
   Undistributed net realized
     gains (losses)                                   90,108     (4,438,329)
   Net unrealized appreciation
     (depreciation) on investments                 2,739,740       (185,764)
                                                  ----------       ---------
      Total Net Assets                           $69,800,425      $7,606,315
                                                 ===========      ==========
CAPITAL STOCK, $.0001 par value
   Authorized                                    500,000,000     500,000,000
   Issued and outstanding                          7,119,801         809,288

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                               $9.80           $9.40
                                                       =====           =====

See notes to financial statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                   THE YACKTMAN   THE YACKTMAN
                                                       FUND       FOCUSED FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend income                                $1,345,822        $128,742
   Interest income                                   267,103          75,072
   Securities lending income
     (See Note 6)                                      3,209             789
                                                  ----------       ---------
                                                   1,616,134         204,603
                                                  ----------       ---------

EXPENSES:
   Investment advisory fees                          463,202          73,000
   Shareholder servicing fees                        182,668          15,216
   Administration and
     accounting fees                                  99,883          50,000
   Professional fees                                  47,896          19,221
   Directors' fees and expenses                       25,190           2,432
   Federal and state
     registration fees                                19,189          14,867
   Reports to shareholders                            15,939           2,325
   Custody fees                                       13,702           2,328
   Miscellaneous costs                                12,957           2,564
                                                  ----------       ---------

   Total expenses before
     reimbursements                                  880,626         181,953
   Expense reimbursements                                  -        (90,703)
                                                  ----------       ---------
   Net expenses                                      880,626          91,250
                                                  ----------       ---------
NET INVESTMENT INCOME                                735,508         113,353
                                                  ----------       ---------
REALIZED AND UNREALIZED GAIN
(LOSS):
   Net realized gain (loss)
     on investments                                8,741,649       (979,228)
   Change in unrealized appreciation/
     depreciation on investments                 (4,429,350)       1,317,064
                                                  ----------       ---------
   Net realized and unrealized gain
     on investments                                4,312,299         337,836
                                                  ----------       ---------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                         $5,047,807        $451,189
                                                  ==========        ========

See notes to financial statements

--------------------------------------------------------------------------------


THE YACKTMAN FUNDS, INC.
-------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------
                                                                               THE YACKTMAN
                                                 THE YACKTMAN FUND             FOCUSED FUND
                                              -----------------------    -----------------------
                                              YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                                 2000         1999         2000          1999
-------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                   $    735,508 $   1,788,469  $   113,353  $     120,871
   Net realized gain (loss) on investments    8,741,649     2,125,339    (979,228)    (2,736,086)
   Change in unrealized appreciation/
     depreciation on investments
                                            (4,429,350)  (39,430,731)    1,317,064    (1,694,652)
                                            -----------   -----------  -----------    -----------
   Net increase (decrease) in net assets
     resulting from operations                5,047,807  (35,516,923)      451,189    (4,309,867)
                                            -----------   -----------  -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                 44,342,810    41,386,878    5,380,906      1,864,934
   Proceeds from reinvestment of dividends    5,605,985     3,231,289      115,185        140,403
                                            -----------   -----------  -----------    -----------
                                             49,948,795    44,618,167    5,496,091      2,005,337

   Payments for shares redeemed            (88,815,260) (203,767,926)  (7,228,296)   (15,948,264)
                                            -----------   -----------  -----------    -----------
   Net decrease                            (38,866,465) (159,149,759)  (1,732,205)   (13,942,927)
                                            -----------   -----------  -----------    -----------

DISTRIBUTIONS:
   From net investment income                 (427,037)   (1,544,769)    (113,385)      (125,562)
   From net realized gains                  (5,383,980)   (1,788,789)            -       (20,480)
   Return of capital                                  -             -      (7,774)              -
                                            -----------   -----------  -----------    -----------
     Total Distributions                    (5,811,017)   (3,333,558)    (121,159)      (146,042)
                                            -----------   -----------  -----------    -----------

TOTAL DECREASE IN NET ASSETS               (39,629,675) (198,000,240)  (1,402,175)   (18,398,836)

NET ASSETS:
   Beginning of period                      109,430,100   307,430,340    9,008,490     27,407,326
                                            -----------  ------------  -----------    -----------

   End of period (including
     undistributed net
     investment income
     of $8,706, $15,968, $0 and $37,
     respectively)                          $69,800,425  $109,430,100   $7,606,315     $9,008,490
                                            ===========  ============  ===========    ===========

TRANSACTIONS IN SHARES:
   Shares sold                                4,548,744     3,769,743      622,742        172,657
   Issued in reinvestment of dividends          567,558       327,409       12,650         14,381
   Shares redeemed                          (9,632,224)  (18,951,365)    (831,726)    (1,540,854)
                                            -----------  ------------  -----------    -----------
   Net decrease                             (4,515,922)  (14,854,213)    (196,334)    (1,353,816)
                                            ===========  ============  ===========    ===========

See notes to financial statements
-------------------------------------------------------------------------------------------------


THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                         THE YACKTMAN FUND
--------------------------------------------------------------------------------
For a Fund share outstanding           YEAR ENDED DECEMBER 31,
throughout each period                      2000       1999
--------------------------------------------------------------------------------
Net asset value, beginning
   of period                                $9.40      $11.61

Income from investment
   operations:
   Net investment income                    0.11         0.12
   Net realized and unrealized
     gain (loss) on investments              1.16      (2.07)
                                           ------      ------
   Total from investment
     operations                              1.27      (1.95)
                                           ------      ------
Less distributions:
   From net investment income               (0.06)     (0.10)
   From net realized gains                  (0.81)     (0.16)
                                           ------      ------
   Total distributions                      (0.87)     (0.26)
                                           ------      ------
Net asset value, end of
   period                                   $9.80       $9.40
                                         ========    ========
Total Return                               13.46%    (16.90)%
                                         ========    ========
Supplemental data and ratios:
   Net assets, end of period (000s)       $69,800    $109,430
                                         ========    ========
   Ratio of expenses before expense
     reimbursements to average net
     assets (See Note 4)                    1.23%       0.72%
                                         ========    ========
   Ratio of net expenses to average
     net assets                             1.23%       0.71%
                                         ========    ========
   Ratio of net investment income to
     average net assets                     1.03%       0.95%
                                         ========    ========

   Portfolio turnover rate                 19.00%       4.80%
                                         ========    ========

See notes to financial statements

--------------------------------------------------------------------------------

                                                         THE YACKTMAN FUND
---------------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,
                                                    1998         1997       1996
--------------------------------------------------------------------------------
Net asset value, beginning
   of period                                       $14.05      $13.34      $12.09

Income from investment
     operations:
Net investment income                                0.11        0.22        0.24
   Net realized and unrealized
     gain (loss) on investments                     (0.04)       2.21        2.90
                                               ----------  ----------  ----------
Total from investment
     operations                                      0.07        2.43        3.14
                                               ----------  ----------  ----------
Less distributions:
   From net investment income                       (0.11)      (0.22)      (0.24)
   From net realized gains                          (2.40)      (1.50)      (1.65)
                                               ----------  ----------  ----------
   Total distributions                              (2.51)      (1.72)      (1.89)
                                               ----------  ----------  ----------
Net asset value, end of
   period                                          $11.61      $14.05      $13.34
                                               ==========  ==========  ==========
Total Return                                         0.64%      18.28%      26.02%
                                               ==========  ==========  ==========
Supplemental data and ratios:
   Net assets, end of period (000s)              $307,430  $1,082,139    $755,617
                                               ==========  ==========  ==========
   Ratio of expenses before expense
     reimbursements to average net
     assets (See Note 4)                             1.16%       0.90%       0.96%
                                               ==========  ==========  ==========
   Ratio of net expenses to average
     net assets                                      1.14%       0.86%       0.90%
                                               ==========  ==========  ==========
   Ratio of net investment income to
     average net assets                              0.87%       1.54%       1.80%
                                               ==========  ==========  ==========

   Portfolio turnover rate                          14.32%      69.13%      58.54%
                                               ==========  ==========  ==========
See notes to financial statements

---------------------------------------------------------------------------------


THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Cont'd.)
                                              THE YACKTMAN
                                              FOCUSED FUND
--------------------------------------------------------------------------------
For a Fund share outstanding            YEAR ENDED DECEMBER 31,
throughout each period                    2000          1999
--------------------------------------------------------------------------------
 Net asset value,
   beginning of period                   $8.96        $11.62

 Income from investment
   operations:
   Net investment income                  0.14          0.09
   Net realized and
     unrealized gain (loss)
     on investments                       0.45         (2.64)
                                        ------        ------
   Total from investment
     operations                           0.59         (2.55)
                                        ------        ------

 Less distributions:
   From net investment income            (0.14)        (0.09)
   From net realized gains                   -         (0.02)
   Return of capital                     (0.01)            -
                                        ------        ------
   Total distributions                   (0.15)        (0.11)
                                        ------        ------

 Net asset value, end
   of period                             $9.40         $8.96
                                        ======        ======
 Total Return                             6.60%       (22.02)%
                                        ======        ======
 Supplemental data and ratios:
   Net assets, end of period (000s)     $7,606        $9,008
                                        ======        ======
   Ratio of expenses before
     expense reimbursements
     to average net assets
     (See Note 4)                        2.50%         1.19%
                                        ======        ======
   Ratio of net expenses to
     average net assets                  1.25%         1.19%
                                        ======        ======
   Ratio of net investment
     income to average
     net assets                          1.56%         0.74%
                                        ======        ======

   Portfolio turnover rate              37.84%        25.36%
                                        ======        ======

<F1> Commencement of operations
<F2> Not annualized
<F3> Annualized

See notes to financial statements

--------------------------------------------------------------------------------


THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Cont'd.)
                                             THE YACKTMAN
                                             FOCUSED FUND
--------------------------------------------------------------------------------
                                      YEAR ENDED   MAY 1, 1997<F1>
                                     DECEMBER 31,    THROUGH
                                         1998     DEC. 31, 1997
--------------------------------------------------------------------------------

Net asset value,
   beginning of period                  $11.21        $10.00

 Income from investment
   operations:
   Net investment income                  0.05          0.07
   Net realized and
     unrealized gain (loss)
     on investments                       0.46          1.47
                                        ------        ------
   Total from investment
     operations                           0.51          1.54
                                        ------        ------

 Less distributions:
   From net investment income            (0.05)       (0.07)
   From net realized gains               (0.05)       (0.26)
   Return of capital                         -             -
                                        ------        ------
   Total distributions                   (0.10)       (0.33)
                                        ------        ------

 Net asset value, end
   of period                            $11.62        $11.21
                                        ======        ======

 Total Return                            4.58%        15.38%<F2>
                                        ======        ======

 Supplemental data and ratios:
   Net assets, end of period (000s)    $27,407       $58,446
                                        ======        ======
   Ratio of expenses before
     expense reimbursements
     to average net assets
     (See Note 4)                        1.81%         1.71%<F3>
                                        ======        ======
   Ratio of net expenses to
     average net assets                  1.25%         1.25%<F3>
                                        ======        ======
   Ratio of net investment
     income to average
     net assets                          0.48%         1.02%<F3>
                                        ======        ======
   Portfolio turnover rate              49.26%        60.43%
                                        ======        ======

--------------------------------------------------------------------------------


THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION
The Yacktman Funds, Inc. (the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").
The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund that commenced operations July 6, 1992 and The Yacktman Focused
Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective. Yacktman Asset Management Co. is the
Funds' investment adviser (the "Adviser").

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements.
Actual results could differ from those estimates.

A) INVESTMENT VALUATION - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method. Variable rate demand notes are valued at cost which approximates market value. Options written or purchased by The Yacktman Focused
Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

B) OPTIONS - Premiums received by The Yacktman Focused Fund upon writing options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying security during the period of the option, although any potential loss would be reduced by the amount of the option premium received.
The Yacktman Focused Fund had no activity in written options for the year ended
December 31, 2000.

C) FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

D) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

E) OTHER - Investment transactions are accounted for on the trade date. The
Funds determine gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

--------------------------------------------------------------------------------


THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
December 31, 2000
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS
For the year ended December 31, 2000, the aggregate purchases and sales of securities, excluding short-term securities, were $12,822,909 and $57,346,593 for The Yacktman Fund and $2,273,932 and $4,229,960 for The Yacktman Focused
Fund, respectively. There were no purchases or sales of U.S. Government securities for the year ended December 31, 2000.

4. INVESTMENT ADVISORY AGREEMENT
The Funds have agreements with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of these agreements, The Yacktman Fund will pay the Adviser a monthly fee at the annual rate of 0.65% on the first $500,000,000 of average daily net assets, 0.60% on the next $500,000,000 of average daily net assets and 0.55% on average daily net assets in excess of $1,000,000,000, and The Yacktman Focused Fund will pay the Adviser a monthly fee at the annual rate of 1% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. In addition to the reimbursements required under the agreements, the Adviser has voluntarily agreed to reimburse The Yacktman Focused Fund for all expenses exceeding 1.25% of its average daily net assets ($90,703 for the year ended December 31, 2000).

5. TRANSACTIONS WITH AFFILIATES
The following is an analysis of transactions for the year ended December 31, 2000 for The Yacktman Fund with "affiliated companies" (an affiliated company as defined by the 1940 Act includes a company in which a Fund owns 5% or more of that company's outstanding voting shares):



                                                                                              Amount of
                                                                                Amount of       Loss
                                           Share Activity                       Dividends     Realized
                            ---------------------------------------------       Credited      on Sale
                             Balance                              Balance      to Income      of Shares
Security Name               12/31/99    Purchases     Sales      12/31/00       in 2000        in 2000
-------------               --------    ---------     -----      --------       -------        -------
Department 56, Inc.         840,000             -    140,000      700,000             -      $(555,364)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.    SECURITIES LENDING
The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Funds and 40% to the custodian. As of December 31, 2000, The Yacktman Fund had on loan securities valued at $1,088,532 and collateral of $1,178,000 and The Yacktman Focused Fund had on loan securities valued at $1,069,500 and collateral of $1,209,000.

7.    TAX INFORMATION
At December 31, 2000, gross unrealized appreciation and depreciation on investments on a tax basis were as follows:

                                           THE YACKTMAN    THE YACKTMAN
                                                FUND       FOCUSED FUND

Appreciation                               $20,640,966    $  1,091,516
Depreciation                               (17,901,226)     (1,322,997)
                                           -----------    ------------
   Net appreciation (depreciation)
      on investments                       $ 2,739,740   $    (231,481)
                                           ===========   =============
Tax cost basis                             $67,771,200    $  7,547,654
                                           ===========   =============

The Yacktman Focused Fund realized post-October capital losses in 2000 of $33,722, which for tax purposes are deferred and will be recognized in the following year.

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
December 31, 2000
--------------------------------------------------------------------------------

At December 31, 2000, The Yacktman Focused Fund had accumulated capital loss carryforwards of $4,358,890 which expire in 2007 and 2008. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards.

For the year ended December 31, 2000, 100% of the dividends paid from net investment income, including short-term capital gains, for The Yacktman Fund and The Yacktman Focused Fund qualify for the dividends received deduction available to corporate shareholders. The Yacktman Fund designated $8,097,875 as a long-term capital gain distribution for purposes of the dividends paid deduction, which included $3,058,591 of earnings and profits distributed to shareholders on redemptions (unaudited).

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
THE YACKTMAN FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Yacktman Fund and The Yacktman Focused Fund (constituting The Yacktman Funds, Inc., hereafter referred to as the "Funds") at December 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS  LLP


Milwaukee, Wisconsin
January 29, 2001

--------------------------------------------------------------------------------

FOR FUND INFORMATION AND
SHAREHOLDER SERVICES, CALL
1-800-525-8258
WEB SITE: WWW.YACKTMAN.COM


THE YACKTMAN FUNDS, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-5207
--------------------------------------------------------------------------------
YA-408-0201